Income Taxes (Components of income before tax and income tax expenses for PRC and non-PRC operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Income arising from PRC operations	$ 48,289	292,333	103,168	155,625
(Loss)/profit arising from non-PRC operations	3,845	23,278	21,168	(38,004)
Income before tax	52,134	315,611	124,336	117,621
Income tax expense relating to PRC operations	6,207	37,573	16,961	15,122
Income tax expense relating to non-PRC operations	2	15	16	24
Income tax expense	$ 6,209	37,588	16,977	15,146
Effective tax rate for PRC operations	12.90%	12.90%	16.40%	9.70%